Loans Receivable - Schedule of fair values and risk ratings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	31	27
Fair Value | $	$ 1,492.6	$ 1,562.6
% of Fair Value	100.00%	100.00%
Related Party
Financing Receivable, Credit Quality Indicator [Line Items]
Number of loans collateralized by interest in a joint venture	3	3
Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	100.00%	100.00%
AA
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	1	0
Fair Value | $	$ 62.6	$ 0.0
AA | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	4.20%	0.00%
A
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	4	0
Fair Value | $	$ 248.5	$ 0.0
A | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	16.60%	0.00%
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	6	1
Fair Value | $	$ 374.7	$ 69.6
BBB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	25.10%	4.50%
BB
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	10	10
Fair Value | $	$ 437.8	$ 444.6
BB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	29.30%	28.50%
B
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	5	11
Fair Value | $	$ 144.3	$ 758.2
B | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	9.70%	48.50%
C
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	2	2
Fair Value | $	$ 154.8	$ 147.0
C | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	10.40%	9.40%
D
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	0	1
Fair Value | $	$ 0.0	$ 73.8
D | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	0.00%	4.70%
NR
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	3	2
Fair Value | $	$ 69.9	$ 69.4
NR | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
% of Fair Value	4.70%	4.40%